UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-07989

                                         Metropolitan West Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street

                                                         Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

David B. Lippman

Metropolitan West Funds

865 South Figueroa Street

                                         Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (213)-244-0000

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2014 – June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2014 TO JUNE 30, 2015

REGISTANT NAME: Metropolitan West Funds

INVESTMENT COMPANY ACT FILE NUMBER: 811-07989

REPORTING PERIOD: 07/01/14 - 06/30/15

REGISTRANT ADDRESS: 865 South Figueroa Street, Los Angeles, CA 90017

NAME OF SERIES: Metropolitan West Total Return Bond Fund

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Dynegy Inc.	DYN	26817R108	June 3, 2015	Elect Hillary E. Ackermann	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	June 3, 2015	Elect Paul M. Barbas	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	June 3, 2015	Elect Robert C. Flexon	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	June 3, 2015	Elect Richard Lee Kuersteiner	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	June 3, 2015	Elect Jeffrey S. Stein	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	June 3, 2015	Elect John R. Sult	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	June 3, 2015	Elect Pat Wood III	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	June 3, 2015	Advisory Vote on Executive Compensation	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	June 3, 2015	Ratification of Auditor	Management	Yes	For	For

NAME OF SERIES: Metropolitan West High Yield Bond Fund

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Dynegy Inc.	DYN	26817R108	June 3, 2015	Elect Hillary E. Ackermann	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	June 3, 2015	Elect Paul M. Barbas	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	June 3, 2015	Elect Robert C. Flexon	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	June 3, 2015	Elect Richard Lee Kuersteiner	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	June 3, 2015	Elect Jeffrey S. Stein	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	June 3, 2015	Elect John R. Sult	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	June 3, 2015	Elect Pat Wood III	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	June 3, 2015	Advisory Vote on Executive Compensation	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	June 3, 2015	Ratification of Auditor	Management	Yes	For	For

NAME OF SERIES: Metropolitan West Unconstrained Bond Fund

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
American Capital Agency Corp.	AGNC	02503X105	April 21, 2015	Elect Robert M. Couch	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 21, 2015	Elect Morris A. Davis	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 21, 2015	Elect Randy E. Dobbs	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 21, 2015	Elect Larry K. Harvey	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 21, 2015	Elect Prue B. Larocca	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 21, 2015	Elect Alvin N. Puryear	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 21, 2015	Elect Malon Wilkus	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 21, 2015	Elect John R. Erickson	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 21, 2015	Elect Samuel A. Flax	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 21, 2015	Ratification of Auditor	Management	Yes	For	For
BlackRock Build America Bond Trust	BBN	09248X100	July 30, 2014	Elect Paul L. Audet	Management	Yes	For	For
BlackRock Build America Bond Trust	BBN	09248X100	July 30, 2014	Elect Michael J. Castellano	Management	Yes	For	For
BlackRock Build America Bond Trust	BBN	09248X100	July 30, 2014	Elect R. Glenn Hubbard	Management	Yes	For	For
BlackRock Build America Bond Trust	BBN	09248X100	July 30, 2014	Elect W. Carl Kester	Management	Yes	For	For

NAME OF SERIES: Metropolitan West Strategic Income Fund

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
American Capital Agency Corp.	AGNC	02503X105	April 21, 2015	Elect Robert M. Couch	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 21, 2015	Elect Morris A. Davis	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 21, 2015	Elect Randy E. Dobbs	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 21, 2015	Elect Larry K. Harvey	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 21, 2015	Elect Prue B. Larocca	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 21, 2015	Elect Alvin N. Puryear	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 21, 2015	Elect Malon Wilkus	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 21, 2015	Elect John R. Erickson	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 21, 2015	Elect Samuel A. Flax	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 21, 2015	Ratification of Auditor	Management	Yes	For	For
BlackRock Build America Bond Trust	BBN	09248X100	July 30, 2014	Elect Paul L. Audet	Management	Yes	For	For
BlackRock Build America Bond Trust	BBN	09248X100	July 30, 2014	Elect Michael J. Castellano	Management	Yes	For	For
BlackRock Build America Bond Trust	BBN	09248X100	July 30, 2014	Elect R. Glenn Hubbard	Management	Yes	For	For
BlackRock Build America Bond Trust	BBN	09248X100	July 30, 2014	Elect W. Carl Kester	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	June 3, 2015	Elect Hillary E. Ackermann	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	June 3, 2015	Elect Paul M. Barbas	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	June 3, 2015	Elect Robert C. Flexon	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	June 3, 2015	Elect Richard Lee Kuersteiner	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	June 3, 2015	Elect Jeffrey S. Stein	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	June 3, 2015	Elect John R. Sult	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	June 3, 2015	Elect Pat Wood III	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	June 3, 2015	Advisory Vote on Executive Compensation	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	June 3, 2015	Ratification of Auditor	Management	Yes	For	For

The following series of the Metropolitan West Funds did not own any voting security for which a proxy instruction for a meeting of security holders was given by the series or solicited from the series during the time the series held the security.

Metropolitan West Ultra Short Bond Fund

Metropolitan West Low Duration Bond Fund

Metropolitan West Intermediate Bond Fund

Metropolitan West AlphaTrak 500 Fund

Metropolitan West Floating Rate Income Fund

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Metropolitan West Funds

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer
(principal executive officer)

Date	8/11/2015

*Print the name and title of each signing officer under his or her signature.